Note 2 - Summary of Significant Accounting Policies: Derivative Financial Instruments (Policies)	9 Months Ended
Sep. 30, 2013
Policies
Derivative Financial Instruments

Derivative Financial Instruments

In the case of non-conventional convertible debt, the Company bifurcates its embedded derivative instruments and records them under the provisions of ASC Topic 815-15 “Embedded Derivatives.”  The Company’s derivative financial instruments consist of embedded derivatives related to non-conventional convertible notes (see Note 7).  The embedded derivative includes the conversion feature of the notes.  The accounting treatment of derivative financial instruments requires that the Company record the derivatives at their fair values as of the inception date of the respective agreement and at fair value as of each subsequent balance sheet date.  Any change in fair value will be recorded as non-operating, non-cash income or expense at each reporting date.  If the fair value of the derivatives is higher at the subsequent balance sheet date, the Company will record a non-operating, non-cash charge.  If the fair value of the derivatives is lower at the subsequent balance sheet date, the Company will record non-operating, non-cash income.